Average Annual Total Returns	12 Months Ended	42 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.28%)
ATAC Credit Rotation ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.86%	(4.28%)
Performance Inception Date		Jul. 15, 2021
ATAC Credit Rotation ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.99%	(5.82%)
ATAC Credit Rotation ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.65%	(3.84%)